3. Schedule of future expenditure relating to exploration and mining operations (Details) (CAD)	Dec. 31, 2012
Cash Payments
On or before May 26, 2013	20,000
On or before May 26, 2014	20,000
On or before May 26, 2015	40,000
On or before May 26, 2016	60,000
On or before May 26, 2017	60,000
Expenditures
On or before May 26, 2013	100,000
On or before May 26, 2014	100,000
On or before May 26, 2015	200,000
On or before May 26, 2016	300,000
On or before May 26, 2017	300,000